Other Assets and Liabilities (Summarized Financial Information of Morgan Stanley) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of Equity Method Investments [Line Items]
Total assets	¥ 367,650,018	¥ 353,824,625	¥ 331,753,283
Total liabilities	351,353,496	337,580,071
Noncontrolling interests	691,454	583,605
Equity Method Investment, Summarized Financial Information, Income and Loss
Net income applicable to Morgan Stanley	(44,216)	1,163,394	318,715
Morgan Stanley
Schedule of Equity Method Investments [Line Items]
Trading assets	36,335,000	34,670,000
Securities purchased under agreements to resell	15,637,000	12,701,000
Securities borrowed	18,480,000	11,309,000
Total assets	149,589,000	128,288,000
Deposits	44,163,000	35,775,000
Customer and other payables	29,815,000	25,477,000
Borrowings	28,127,000	23,894,000
Total liabilities	136,851,000	116,377,000
Noncontrolling interests	144,000	147,000
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	6,655,000	5,841,000	4,457,000
Total non-interest expenses	4,498,000	3,932,000	3,259,000
Income from continuing operations before income taxes	2,139,000	1,881,000	1,140,000
Net income applicable to Morgan Stanley	¥ 1,650,000	¥ 1,433,000	¥ 903,000